Leases (Details) - Schedule of lease liabilities - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Lease Liabilities Abstract
Current portion	$ 114,669	$ 55,076
Long-term portion	475,148	387,766
Total lease liabilities	$ 589,817	$ 442,842